Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data
As discussed in Note 2, the Blair Contribution and Whitehall Contribution were accounted for as transactions between entities under common control. Therefore, the Partnership's historical financial information has been recast to include Blair for the first and second quarters of 2016 and all periods of 2015 and to include Whitehall and Other Assets for all periods presented.

	First Quarter (a)	Second Quarter	Third Quarter (b)	Fourth Quarter (b)	Total
2016
Revenues	$52,148	$38,429	$46,556	$67,297	$204,430
Gross profit (loss)	(7)	(1,262)	(57)	416	(910)
Loss from operations	(48,860)	(8,088)	(8,813)	(5,105)	(70,866)
Net loss	(52,500)	(12,159)	(11,734)	(8,126)	(84,519)
Loss per limited partner unit:
Basic	$(1.39)	$(0.26)	$(0.21)	$(0.11)	$(1.64)

2015
Revenues	$102,111	$83,958	$81,494	$72,077	$339,640
Gross profit	36,414	20,485	14,912	11,591	83,402
Income (loss) from operations	29,088	12,938	(16,316)	16,138	41,848
Net income (loss)	25,717	9,954	(19,863)	11,914	27,722
Earnings (loss) per limited partner unit:
Basic	$0.61	$0.31	$(0.49)	$0.30	$0.73

(a)	The first quarter of 2016 includes a $33,745 impairment of goodwill. Refer to Note 14 for additional disclosure.

(b)
The third and fourth quarters of 2015 include impairments and other expenses of $23,718 and $1,941, respectively. Refer to Note 14 for additional disclosure. The fourth quarter of 2015 includes a gain of $12,310 on a contract settlement payment.